Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes paid (refund) [abstract]
Disclosure Of Current Tax Assets [Text Block]
Taxes receivables are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Refundable tax previous year	2,114,087	3,911,803
Argentinean tax credits	758,387	3,200,454
Monthly provisions	14,752,325	3,498,109
Payment of absorbed profit provision	7,484,691	1,154
Other credits	953,366	253,827
Total	26,062,856	10,865,347

Disclosure Of Current Tax Assets Noncurrent [Text Block]
Tax receivables are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Others (1)	3,094	3,236
Total	3,094	3,236
(1)	Corresponds to the minimum presumed income tax of Argentine subsidiaries, whose recovery period is estimated to be more than one year.

Disclosure of current tax liabilities [Text Block]
Tax payables are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Chilean Tax income (expense)	21,256,053	12,798,390
Monthly provisional payments	12,699,115	7,554,292
Chilean unique taxes	66,617	64,561
Other	1,045,007	833,979
Total	35,066,792	21,251,222

Disclosure of information about income and deferred tax expense [Text Block]
The income tax and deferred tax expense for the years ended as of December 31, 2021, 2020 and 2019, are detailed as follows:

	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Income as per deferred tax related to the origin and reversal of temporary differences	13,622,576	6,881,063	(8,160,347)
Prior year adjustments	487,424	1,574,181	(1,390,633)
Effect of change in tax rates	(374,389)	-	-
Tax loss benefits	(2,447,694)	5,474,838	11,804,310
Total deferred tax expense	11,287,917	13,930,082	2,253,330
Current tax expense	(95,200,176)	(48,572,545)	(43,516,068)
Prior period adjustments	1,282,486	(765,957)	1,286,824
Total (expenses) income for current taxes	(93,917,690)	(49,338,502)	(42,229,244)
(Loss) Income from income tax	(82,629,773)	(35,408,420)	(39,975,914)

F-121

Disclosure of information about income tax relating to components of other comprehensive income [Text Block]
Deferred taxes related to items charged or credited directly to the Consolidated Statement of Comprehensive Income are detailed as follows:

	For the years ended as of December 31,
	2021	2020	2019
	ThCh$	ThCh$	ThCh$
Net income from cash flow hedge	(585,430)	(1,098,591)	(93,416)
Actuarial gains and losses deriving from defined benefit plans	(1,444,133)	488,246	1,107,699
Charge to equity	(2,029,563)	(610,345)	1,014,283

Disclosure of information about reconciliation of average effective tax rate and applicable tax rate [Text Block]
The Company’s income tax expense as of
December 31, 2021, 2020 and 2019
represents
27.35%
, 24.67% and 21.54%, respectively of income before taxes. The following is reconciliation between such effective tax rate and the statutory tax rate valid in Chile.

	For the years ended as of December 31,
	2021		2020		2019
	ThCh$	Rate %	ThCh$	Rate %	ThCh$	Rate %
Income before taxes	301,680,454		143,603,276		185,621,574
Income tax using the statutory rate	(81,453,723)	27.00	(38,772,885)	27.00	(50,117,825)	27.00
Adjustments to reach the effective rate
Tax effect of permanent differences, net	5,195,230	(1.70)	6,626,165	(4.61)	9,105,693	(4.91)
Effect of change in tax rate	(374,389)	0.12	-	-	-	-
Derecognition of deferred tax assets not recoverable	(4,158,316)	1.35	(3,529,795)	2.46	-	-
Effect of tax rates in foreign subsidiaries	(3,608,485)	1.16	(540,129)	0.38	1,140,027	(0.61)
Prior year adjustments	1,769,910	(0.58)	808,224	(0.56)	(103,809)	0.06
Income tax as reported	(82,629,773)	27.35	(35,408,420)	24.67	(39,975,914)	21.54

Disclosure of information about deferred tax assets and liabilities [Text Block]
Deferred tax assets and liabilities included in the Consolidated Financial Statements are detailed as follows:

	As of December 31, 2021	As of December 31, 2020
	ThCh$	ThCh$
Deferred taxes assets
Accounts receivable impairment provision	1,526,101	1,435,200
Other non-tax expenses	17,623,677	14,468,076
Benefits to staff	4,175,349	4,538,995
Inventory impairment provision	871,754	997,834
Severance indemnity	9,209,019	10,700,542
Inventory valuation	5,777,024	2,738,985
Intangibles	466,924	318,970
Other assets	27,381,615	17,632,929
Tax loss carryforwards	11,658,387	16,521,177
Subtotal by deferred tax assets	78,689,850	69,352,708
Deferred tax liabilities offset	(48,118,631)	(18,307,996)
Total assets from deferred taxes	30,571,219	51,044,712

Deferred taxes liabilities
Property, plant and equipment depreciation	88,073,083	79,553,048
Agricultural operation expenses	7,553,603	6,143,794
Manufacturing indirect activation costs	7,104,468	5,948,931
Intangibles	23,053,494	18,499,476
Land	27,899,218	24,468,597
Other liabilities	12,520,436	2,424,096
Subtotal by deferred tax liabilities	166,204,302	137,037,942
Deferred tax assets offset	(48,118,631)	(18,307,996)
Total liabilities from deferred taxes	118,085,671	118,729,946
Total	(87,514,452)	(67,685,234)

Disclosure of information about reconciliation of changes in deferred tax liability asset [Text Block]
Changes in deferred tax assets are detailed as follows:

Analysis of the deferred tax movement during the year	ThCh$
As of January 1, 2020	(77,053,910)
Deferred taxes related to credited items (charged) directly to equity (1)	(8,731,785)
Deferred taxes from tax loss absorption	13,930,082
Conversion effect	4,231,830
Deferred taxes against equity	488,246
Deferred taxes from business combinations	(549,697)
Changes	9,368,676
As of December 31, 2020	(67,685,234)

As of January 1, 2021
Deferred taxes related to credited items (charged) directly to equity (1)	(22,236,159)
Deferred Tax Losses Tax absorption	(7,485,845)
Deferred taxes from tax loss absorption	11,287,917
Conversion effect	49,002
Deferred taxes against equity	(1,444,133)
Changes	(19,829,218)
As of December 31, 2021	(87,514,452)
(1)	Corresponds to the financial effect of the application IAS 29 "Financial reporting in hyperinflationary economies.

Disclosure In Tabular Form Of Calculation Of Taxable Income Based On Revised Tax Slab And Tax Rates [Table Text Block]
The companies will determine the amount of the tax using the following scale:

Net cumulative taxable income		Will pay ARS $	Plus % of	On the excess of ARS $
More than ARS $	To ARS $
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	From now on	14,750,000	35%	50,000,000